CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2020
Short-term Debt [Line Items]
Schedule of interest expense information related to the Convertible Notes

Year Ended
December 31,
2019
Amortization of issuance costs allocated to Convertible Notes	$494
Amortization of debt discount from contingent forward contracts (Note 6)	2,900
Total interest expense	$3,394

Schedule of convertible notes

Convertible Notes issued in 2018	$210,000
Debt discount and debt issuance cost incurred	(22,763)
Amortization of debt discount and issuance cost	1,623
Convertible Notes balance as of December 31, 2018	188,860
Convertible Notes issued in 2019	90,000
Debt discount and debt issuance cost incurred	(19,051)
Amortization of debt discount and issuance cost	3,394
Convertible Notes balance as of April 2, 2019	263,202
Accrued interest of Convertible Notes	8,782
Convertible Notes converted to Series D convertible preferred shares	$271,984